Leases - Future Minimum Revenues (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
LEASES [Abstract]
2018	$ 138,384
2019	104,721
2020	77,209
2021	62,290
2022	55,450
2023 and thereafter	699,388
Total minimum revenue, net of commissions	$ 1,137,442